DIRECT OPERATING COSTS - Disclosure of Direct Operating Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Inventory costs	$ 2,150	$ 7,283	$ 4,344	$ 14,769
Subcontractor and consultant costs	754	861	1,489	1,533
Concession construction materials and labor costs	43	38	79	78
Depreciation and amortization expense	767	809	1,497	1,617
Compensation	942	985	1,886	1,961
Other direct costs	809	952	1,572	1,848
Total	$ 5,465	$ 10,928	$ 10,867	$ 21,806